Income taxes - Schedule of Income Tax Expense (Recovery) Attributable to Earnings (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expenses [Line Items]
Current	$ 18,199	$ 5,864
Deferred	168,598	(42,919)
Total	186,797	(37,055)
Canada
Income Tax Expenses [Line Items]
Current	4,238	4,352
Deferred	134,193	(66,693)
Total	138,431	(62,341)
United States
Income Tax Expenses [Line Items]
Current	1,166	784
Deferred	33,110	17,747
Total	34,276	18,531
Other regions
Income Tax Expenses [Line Items]
Current	12,795	728
Deferred	1,295	6,027
Total	$ 14,090	$ 6,755